Prepaid expense and other current assets (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Prepaid expense and other current assets
Deposits to cooperators(2)	$ 74,509,497	¥ 518,720,216	¥ 40,000,000
Earnings rights associated with loan assets	54,583,585	380,000,000
Prepaid expense(1)	23,082,803	160,697,858	43,312,139
Input VAT to be deducted	11,369,259	79,150,506
Interest receivable of consolidated trusts	5,092,335	35,451,817	296,080
Advance to employee	909,249	6,330,011	4,401,076
Receivables from borrowers	173,371	1,206,974	2,173,292
Others	6,408,177	44,612,448	25,010,248
Total prepaid expenses and other current assets	$ 176,128,276	¥ 1,226,169,830	¥ 115,192,835